Note 5 - Property Option Agreement (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Sep. 30, 2015
Details
Share issuance on equity method investment	1,000,000		2,000,000
Cash payment on equity method investment	$ 1,000,000		$ 300,000
Total payment on equity method investment			$ 1,500,000
Common stock payable for mineral rights	$ 480,000	$ 480,000